Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 6,042	$ 12,042
Prepaid insurance and subscriptions	1,095	141
Other	899	759
Prepayments	$ 8,036	$ 12,942